UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.4%
COMMUNICATIONS—TOWERS 1.3%
American Tower Corp.	291,699	$35,453,097

REAL ESTATE 96.1%
HEALTH CARE 5.6%
Brookdale Senior Living(a)	1,020,418	13,704,214
Healthcare Trust of America, Class A	1,579,460	49,689,812
Medical Properties Trust	1,820,598	23,467,508
Physicians Realty Trust	1,721,443	34,205,072
Ventas	432,830	28,151,263
		149,217,869
HOTEL 6.1%
Apple Hospitality REIT	1,595,649	30,476,896
Hilton Worldwide Holdings	799,335	46,729,124
Host Hotels & Resorts	2,210,707	41,251,792
Park Hotels & Resorts	824,789	21,172,334
Red Rock Resorts, Class A	1,133,610	25,143,470
		164,773,616
INDUSTRIALS 4.6%
Prologis	2,355,161	122,185,753

NET LEASE 5.7%
Gaming and Leisure Properties	1,067,326	35,670,035
Gramercy Property Trust	1,186,494	31,204,792
Spirit Realty Capital	5,982,508	60,602,806
STORE Capital Corp.	1,052,733	25,139,264
		152,616,897
OFFICE 21.3%
Alexandria Real Estate Equities	552,308	61,041,080
Boston Properties	502,713	66,564,228
Corporate Office Properties Trust	1,313,021	43,460,995
Cousins Properties	4,841,374	40,038,163
Douglas Emmett	1,585,152	60,869,837
Empire State Realty Trust, Class A	1,937,040	39,980,506
Highwoods Properties	529,716	26,024,947
Hudson Pacific Properties	1,273,669	44,119,894
Kilroy Realty Corp.	701,984	50,599,007
SL Green Realty Corp.	873,557	93,138,647

1

	Number of Shares	Value
Vornado Realty Trust	446,348	$44,773,168
		570,610,472
RESIDENTIAL 23.0%
APARTMENT 12.9%
Apartment Investment & Management Co.	1,189,443	52,751,797
AvalonBay Communities	509,741	93,588,447
Essex Property Trust	303,422	70,251,296
UDR	3,534,530	128,162,058
		344,753,598
MANUFACTURED HOME 3.1%
Equity Lifestyle Properties	358,258	27,607,362
Sun Communities	694,537	55,792,157
		83,399,519
SINGLE FAMILY 3.1%
American Homes 4 Rent, Class A	1,837,537	42,189,849
Colony Starwood Homes	544,981	18,502,105
Invitation Homes	983,131	21,461,750
		82,153,704
STUDENT HOUSING 3.9%
American Campus Communities	1,407,128	66,965,222
Education Realty Trust	943,090	38,525,226
		105,490,448
TOTAL RESIDENTIAL		615,797,269

SELF STORAGE 5.9%
CubeSmart	1,488,743	38,647,768
Extra Space Storage	618,258	45,992,213
Public Storage	334,014	73,119,005
		157,758,986
SHOPPING CENTERS 10.7%
COMMUNITY CENTER 5.3%
Brixmor Property Group	3,407,616	73,127,439
DDR Corp.	427,412	5,355,472
Kimco Realty Corp.	1,125,252	24,856,817
Regency Centers Corp.	142,419	9,455,198

2

		Number of Shares	Value
Weingarten Realty Investors		866,339	$28,927,059
			141,721,985
REGIONAL MALL 5.4%
Simon Property Group		852,002	146,569,904
TOTAL SHOPPING CENTERS			288,291,889

SPECIALTY 13.2%
CoreCivic		438,962	13,792,186
CyrusOne		799,903	41,171,007
Digital Realty Trust		244,926	26,057,677
DuPont Fabros Technology		1,196,947	59,356,602
Equinix		322,307	129,042,054
GEO Group/The		909,709	42,183,206
Lamar Advertising Co., Class A		532,973	39,834,402
QTS Realty Trust, Class A		78,244	3,814,395
			355,251,529
TOTAL REAL ESTATE			2,576,504,280
TOTAL COMMON STOCK (Identified cost—$2,164,248,905)			2,611,957,377

SHORT-TERM INVESTMENTS 1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(b)		47,400,000	47,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$47,400,000)			47,400,000

TOTAL INVESTMENTS (Identified cost—$2,211,648,905)	99.2%		2,659,357,377
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		20,680,186
NET ASSETS (Equivalent to $43.49 per share based on 61,617,159 shares of common stock outstanding)	100.0%		$2,680,037,563

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the fund.

3

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$2,611,957,377	$2,611,957,377	$—	$—
Short-Term Investments	47,400,000	—	47,400,000	—
Total Investments(a)	$2,659,357,377	$2,611,957,377	$47,400,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments

Note 2.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$2,211,648,905
Gross unrealized appreciation	$484,125,128
Gross unrealized depreciation	(36,416,656)
Net unrealized appreciation (depreciation)	$447,708,472

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017